Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 141,000
Previously Paid Amount	0.00
Total Fee Amount	21.59
Total Offset Amount	0.00
Net Fee	21.59
Narrative - Max Aggregate Offering Price	$ 141,000
Final Prospectus	true